Counterpoint Tactical Income Fund

Class A Shares: CPATX Class C Shares: CPCTX Class I Shares: CPITX

Counterpoint Tactical Equity Fund

Class A Shares: CPAEX Class C Shares: CPCEX Class I Shares: CPIEX

(each a “Fund” and collectively the “Funds”)

each a series of Northern Lights Fund Trust III

Supplement dated April 7, 2017
to the Prospectus dated February 1, 2017

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The information below replaces similar disclosure under the “Class A Shares” heading, of the “How to Purchase Shares” section found on page 18 of the Funds’ Prospectus.

The following sales charges apply to your purchases of Class A shares of the Counterpoint Tactical Income Fund.

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance(2)
Under $25,000	4.50%	4.71%	4.00%
$25,000 - $49,999	3.75%	3.90%	3.25%
$50,000 - $99,999	3.00%	3.09%	2.50%
$100,000 - $249,999	2.25%	2.30%	2.00%
$250,000 - $499,999	1.75%	1.78%	1.50%
$500,000 - $999,999	1.25%	1.27%	1.00%
$1,000,000 and above	0.00%	0.00%	0.00%

(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.
(2)	Dealer reallowance is the amount of sales charge paid to the selling broker-dealer, while the distributor retains the balance.

The following sales charges apply to your purchases of Class A shares of the Counterpoint Tactical Equity Fund.

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance(2)
Under $25,000	5.75%	6.10%	5.00%
$25,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	1.50%	1.52%	1.00%
$1,000,000 and above	0.00%	0.00%	0.00%

(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.
(2)	Dealer reallowance is the amount of sales charge paid to the selling broker-dealer, while the distributor retains the balance.

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This Supplement, dated April 7, 2017, and the Prospectus dated February 1, 2017, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-273-8637.